Shareholders' equity (Schedule of Options Outstanding under 2011 Plan and 2011 Sub-Plan) (Details) - 2011 plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	3,096,214
Outstanding Weighted average remaining contractual life (in years)	5 years 3 months 7 days
Exercisable Number of share options	2,176,521
Exercisable Weighted average remaining contractual life (years)	5 years 25 days
Outstanding Aggregate intrinsic value | $	$ 32,976
Exercisable Aggregate intrinsic value | $	$ 31,722
$0.00-$1.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	322,911
Outstanding Weighted average remaining contractual life (in years)	3 years 10 months 2 days
Exercisable Number of share options	322,911
Exercisable Weighted average remaining contractual life (years)	3 years 10 months 2 days
$0.00-$1.87 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 0
$0.00-$1.87 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.87
$0.00-$1.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	416,552
Outstanding Weighted average remaining contractual life (in years)	5 years 21 days
Exercisable Number of share options	416,552
Exercisable Weighted average remaining contractual life (years)	5 years 21 days
$0.00-$1.87 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.88
$0.00-$1.87 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.55
$5.56-$12.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	675,724
Outstanding Weighted average remaining contractual life (in years)	5 years 11 months 15 days
Exercisable Number of share options	621,545
Exercisable Weighted average remaining contractual life (years)	5 years 11 months 12 days
$5.56-$12.78 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.56
$5.56-$12.78 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 12.78
$12.79 -$23.08
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	179,960
Outstanding Weighted average remaining contractual life (in years)	6 years 1 month 13 days
Exercisable Number of share options	167,805
Exercisable Weighted average remaining contractual life (years)	6 years 1 month 20 days
$12.79 -$23.08 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 12.79
$12.79 -$23.08 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.08
$23.04-$25.82
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	381,891
Outstanding Weighted average remaining contractual life (in years)	3 years 9 months 29 days
Exercisable Number of share options	305,925
Exercisable Weighted average remaining contractual life (years)	3 years 9 months 18 days
$23.04-$25.82 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.04
$23.04-$25.82 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 25.82
$25.83-$35.35
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	262,031
Outstanding Weighted average remaining contractual life (in years)	6 years 7 months 6 days
Exercisable Number of share options	15,883
Exercisable Weighted average remaining contractual life (years)	6 years 3 months 18 days
$25.83-$35.35 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 25.83
$25.83-$35.35 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 35.35
$35.36-$81.03
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	246,299
Outstanding Weighted average remaining contractual life (in years)	4 years 9 months 25 days
Exercisable Number of share options	132,684
Exercisable Weighted average remaining contractual life (years)	4 years 9 months 3 days
$35.36-$81.03 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 35.36
$35.36-$81.03 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 81.03
$81.04-$186.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	248,276
Outstanding Weighted average remaining contractual life (in years)	5 years 11 months 23 days
Exercisable Number of share options	51,884
Exercisable Weighted average remaining contractual life (years)	5 years 11 months 23 days
$81.04-$186.75 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 81.04
$81.04-$186.75 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 186.75
$186.76-$236.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	220,496
Outstanding Weighted average remaining contractual life (in years)	5 years 7 months 2 days
Exercisable Number of share options	73,687
Exercisable Weighted average remaining contractual life (years)	5 years 6 months 29 days
$186.76-$236.86 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 186.76
$186.76-$236.86 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 236.86
$236.87-$323.10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	142,074
Outstanding Weighted average remaining contractual life (in years)	5 years 1 month 17 days
Exercisable Number of share options	67,645
Exercisable Weighted average remaining contractual life (years)	5 years 1 month 17 days
$236.87-$323.10 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 236.87
$236.87-$323.10 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 323.1